Accounts Receivable, Net - Schedule of Reversal of Credit Loss (Details) - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Schedule of Issuance of this Financial Statement [Abstract]
Balance at the beginning of the period	$ 71,529	$ 1,003,799
Current period addition	104,251	32,370
Reversal	(14,213)	(81,026)
Foreign currency translation adjustment	3,702	(32,900)
Balance at the end of the period	$ 165,269	$ 922,243